FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange risk [Abstract]
Pre-tax income / (loss)	$ 582,102,974	$ 95,001,446	$ 334,854,783
Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk	81.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%
Pre-tax income / (loss)	$ 10,758,875	$ (13,625,470)
U.S. Dollars [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	87.00%	87.00%	87.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member] | Foreign Exchange Risk [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	44.00%	35.00%	35.00%
Percentage of operating cost	74.00%	81.00%	83.00%